SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 12,661	$ 11,649	$ 9,406
Cost of goods [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	3,141	3,084	3,920
Research and development, net [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	2,533	2,555	2,119
Marketing, general and administrative [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 6,987	$ 6,010	$ 3,367